Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Dec. 30, 2019
Related Party Transaction [Line Items]
Proceeds from advance from related party		$ 503,766	$ 150,000	$ 250,000
Repayments of related Party Debt		603,766	150,000	150,000
Advertising expenses		230,564	210,642	490,403	765,441
Chief Executive Officer and Director [Member]
Related Party Transaction [Line Items]
Accounts payable to related party	$ 394,183			324,920	394,183
Advance from related party				100,000
Proceeds from advance from related party				250,000
Repayments of related Party Debt	$ 167,000			150,000
Advertising expenses				32,173	587,261
Management fees				0	0
Insurance Brokerage Firm [Member]
Related Party Transaction [Line Items]
Insurance expenses paid during period for related party		1,618,441	$ 1,103,460	2,321,186	$ 2,214,985
Accounts payable to related party		546,746		265,257
Advance from related party						$ 171,665	$ 265,257
Former CEO [Member]
Related Party Transaction [Line Items]
Advance from related party		0		$ 100,000
Repayments of related Party Debt		100,000
Executive Chairman [Member]
Related Party Transaction [Line Items]
Advance from related party		0
Proceeds from advance from related party		503,767
Repayments of related Party Debt		$ 503,767